Segment information - Major customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of major customers
Revenue	£ 590,022	£ 581,204	£ 515,345
Premier League
Disclosure of major customers
Revenue	155,932	147,875	99,767
adidas
Disclosure of major customers
Revenue	£ 79,015	79,214	72,746
General Motors (Chevrolet)
Disclosure of major customers
Revenue		£ 59,396	£ 58,896